BENEFIT PLANS (Schedule of Funded Status) (Details)	Jul. 01, 2013		Jul. 01, 2012
BENEFIT PLANS [Abstract]
Association Plan	93.86%	[1]	100.75%

[1]	Market value of plan assets reflects any contributions received through September 30, 2013